Basis of Presentation and General Information (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Date of incorporation	December 13, 2006
Number of vessels owned	151
Vessels and vessel improvements	$ 1,157,000,000
Vessels held for sale	29,254,000
Inventories	25,783,000
Advances for BWTS and other assets	1,252,000
Excess of net asset value acquired over consideration transferred	140,213,000
Payments to Acquire Property, Plant, and Equipment	$ 55,095,000	$ 18,091,000	$ 25,403,000
Concentration risk	0
Eagle Merger Agreement [Member]
Common Shares - Par Value | $ / shares	$ 0.01
Common Stock, Terms of Conversion	2.6211 shares, par value $0.01 per share, of Star Bulk common stock
Effective date of asset acquisition	Apr. 09, 2024
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	28,082,319
Common Stock, Shares, Issued | shares	112,469,211
Exchanged stock issued | shares	1,341,584
Eagle loaned shares | shares	511,840
Exchanged stock cancelled | shares	1,341,584
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares	5,971,284
Total value of vessels acquired	$ 1,213,289
Number of vessels acquired	52
Number of vessels held for sale	2
Vessels and vessel improvements	$ 1,157,000,000
Vessels held for sale	29,254,000
Inventories	25,783,000
Advances for BWTS and other assets	1,252,000
Vessels Adjusted down amount	129,664,000
Excess of net asset value acquired over consideration transferred	140,213,000
Asset Acquisition, Consideration Transferred, Transaction Cost	10,549,000
Payments to Acquire Property, Plant, and Equipment	8,194,000
Convertible Debt, Fair Value Disclosures	138,680,000
Debt Instrument, Convertible, If-converted Value in Excess of Principal	69,311,000
Debt Instrument, Face Amount	$ 69,369,000
Eagle Merger Agreement [Member] | Pre Merger Star Bulk Shareholders [Member]
Percentage of voting interest following asset acquisition	75.00%
Eagle Merger Agreement [Member] | Former Eagle Shareholders [Member]
Percentage of voting interest following asset acquisition	25.00%
Combined carrying capacity [Member]
Vessel capacity DWT	14,600,000
Average age of vessels	12.1
Five Kamsarmax newbuilding vessels [Member]
Vessel capacity DWT	82,000
Expected Delivery Date	November 2025 and August 2026
Six newbuilding vessels | Charter-in agreements [Member]
Delivery date of vessels	during 2024
Minimum [Member]
Vessel capacity DWT	53,489
Maximum [Member]
Vessel capacity DWT	209,537